FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Placement in Fair Value Hierarchy of Makita's Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the placement in the fair value hierarchy of Makita’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2011 and 2012:

As of March 31, 2011	Yen in millions
	Level 1		Level 2		Level 3
Assets:	¥		¥		¥
Short-term investments:
Corporate debt securities		-		591		-
Investments in trusts		4,156		1,039		-
MMF and FFF		-		26,720		-
Marketable equity securities		948		-		-
Derivatives Investments:		-		45		-
Marketable equity securities		11,800		-		-
Liabilities:
Derivatives		¥-		¥(433)		¥-

As of March 31, 2012	Yen in millions						U.S. Dollars in thousands
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
Assets:	¥		¥		¥		$		$		$
Short-term investments:
Corporate debt securities		-		591		-		-		7,207		-
Investments in trusts		5,596		916		-		68,244		11,171		-
MMF and FFF		-		13,336		-		-		162,634		-
Marketable equity securities		868		-		-		10,585		-		-
Derivatives Investments:		-		129		-		-		1,573		-
Marketable equity securities		11,877		-		-		144,841		-		-
Liabilities:
Derivatives		¥-		¥(281)		¥-		$-		$(3,427)		$-

Placement in Fair Value Hierarchy of Makita's Assets Measured at Fair Value on a Non-Recurring Basis

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2010:

As of March 31, 2010	Yen in millions
	Fair Value			Impairment loss
	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,762	¥354
Goodwill	-	-	-	1,251

During the year ended March 31, 2011, Makita recognized an impairment loss of ¥ 262 million on certain unused assets of machinery and equipments. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets. The impairment loss was included in the result of Europe operating segment. Makita classified them as Level 3 because these were valued based on unobservable inputs.

During the year ended March 31, 2012, Makita recognized an impairment loss of ¥ 214 million ($2,610 thousand) on long-lived assets. The impairment loss was included in the results of the Japan segment. The management estimated the fair value of the land for the plant by the market approach method and that of the other long-lived assets by the cost approach method and the income approach method with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2012:

	Yen in millions
	Fair Value			Impairment loss
As of March 31, 2012	Level 1	Level 2	Level 3
Assets:
Long-lived assets	¥-	¥-	¥2,630	¥214

	U.S. Dollars in thousands
	Fair Value
As of March 31, 2012	Level 1	Level 2	Level 3	Impairment loss
Assets:
Long-lived assets	$-	$-	$32,073	$2,610